UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-07264

Greater China Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	August 31

Date of Reporting Period:	May 31, 2008

Item 1. Schedule of Investments

Greater China Growth Portfolio	as of May 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.3%

Security	Shares	Value
China — 48.3%
Commercial Banks — 6.5%
China Construction Bank - Class H	8,932,000	$7,974,944
China Merchants Bank Co., Ltd. - Class H	1,671,000	5,984,911
Industrial and Commercial Bank of China - Class H	13,106,000	9,816,791
		$23,776,646
Construction & Engineering — 1.4%
China Communications Construction Co., Ltd. - Class H	2,250,000	$4,961,014
		$4,961,014
Construction Materials — 2.9%
Anhui Conch Cement Co., Ltd. - Class H (1)	1,086,000	$9,757,904
China National Building Material Co., Ltd. - Class H	412,000	1,000,623
		$10,758,527
Containers & Packaging — 1.3%
AMVIG Holdings, Ltd.	4,414,000	$4,844,358
		$4,844,358
Diversified Consumer Services — 2.4%
New Oriental Education & Technology Group, Inc. ADR (1)	134,300	$8,830,225
		$8,830,225
Diversified Telecommunication Services — 3.2%
China Communications Services Corp., Ltd. - Class H	6,678,000	$6,148,937
China Netcom Group Corp., Ltd.	1,591,500	5,516,624
		$11,665,561
Electrical Equipment — 1.3%
Shanghai Electric Group Co., Ltd. - Class H (1)	7,966,000	$4,730,309
		$4,730,309
Energy Equipment & Services — 1.8%
China Oilfield Services, Ltd. - Class H (1)	3,358,000	$6,544,444
		$6,544,444
Health Care Equipment and Supplies — 1.3%
Mindray Medical International, Ltd. ADR	114,800	$4,810,120
		$4,810,120
Insurance — 3.6%
China Insurance International Holdings Co., Ltd.	1,502,000	$4,280,174
China Life Insurance Co., Ltd. - Class H	2,168,000	8,714,057
		$12,994,231
Life Sciences Tools & Services — 0.9%
WuXi PharmaTech Cayman, Inc. ADR (1)	156,500	$3,200,425
		$3,200,425
Media — 1.7%
Focus Media Holding, Ltd. ADR (1)	151,300	$6,095,877
		$6,095,877
Metals/Mining — 0.7%
Zijin Mining Group Co., Ltd. - Class H (1)	2,850,000	$2,706,744
		$2,706,744
Oil, Gas & Consumable Fuels — 5.9%
China Coal Energy Co. - Class H	1,469,000	$3,303,186
China Shenhua Energy Co., Ltd. - Class H	1,195,000	5,345,322
CNOOC, Ltd.	4,472,000	7,918,204
PetroChina Co., Ltd., Class H	3,514,000	5,010,614
		$21,577,326

Paper and Forest Products — 1.2%
Nine Dragons Paper Holdings, Ltd.	3,927,000	$4,282,417
		$4,282,417
Real Estate Management & Development — 2.6%
China Overseas Land & Investment, Ltd.	1,850,000	$3,363,435
Guangzhou R&F Properties Co., Ltd. - Class H	2,563,600	6,210,815
		$9,574,250
Transportation Infrastructure — 1.6%
China Merchants Holdings International Co., Ltd.	1,392,000	$6,016,669
		$6,016,669
Wireless Telecommunication Services — 8.0%
China Mobile, Ltd.	1,982,000	$29,160,105
		$29,160,105
Total China (identified cost $124,385,567)		$176,529,248

Hong Kong — 27.6%
Chemicals — 2.4%
Huabao International Holdings, Ltd.	8,635,000	$8,751,017
		$8,751,017
Commercial Banks — 1.3%
Hang Seng Bank, Ltd.	232,500	$4,717,277
		$4,717,277
Data Processing & Outsourced Services — 0.4%
International Elite, Ltd. (1)	16,640,000	$1,540,323
		$1,540,323
Distributors — 3.7%
Integrated Distribution Services Group, Ltd.	2,551,000	$6,264,921
Li & Fung, Ltd.	1,882,000	7,131,754
		$13,396,675
Diversified Financial Services — 1.4%
Hong Kong Exchanges and Clearing, Ltd.	303,000	$5,216,452
		$5,216,452
Internet Software & Services — 3.2%
Tencent Holdings, Ltd.	1,368,600	$11,556,401
		$11,556,401
Multiline Retail — 1.7%
Parkson Retail Group, Ltd.	747,500	$6,426,062
		$6,426,062
Real Estate Management & Development — 7.3%
Cheung Kong Holdings, Ltd.	574,000	$8,839,825
Kerry Properties, Ltd.	764,000	5,230,601
Sun Hung Kai Properties, Ltd.	459,000	7,392,267
Swire Pacific, Ltd. - Class A	455,000	5,193,202
		$26,655,895
Specialty Retail — 1.5%
Esprit Holdings, Ltd.	464,500	$5,438,514
		$5,438,514
Textiles, Apparel & Luxury Goods — 3.5%
Peace Mark Holdings, Ltd.	5,156,000	$5,958,540
Ports Design, Ltd.	2,191,500	6,757,004
		$12,715,544
Transportation Infrastructure — 1.2%
Hopewell Holdings, Ltd.	1,011,000	$4,285,275
		$4,285,275
Total Hong Kong (identified cost $66,140,434)		$100,699,435

Singapore — 1.3%
Marine — 1.3%
Cosco Corp. Singapore, Ltd.	1,907,000	$4,778,930
		$4,778,930
Total Singapore (identified cost $3,972,351)		$4,778,930

Taiwan — 19.1%
Chemicals — 2.3%
Taiwan Fertilizer Co., Ltd.	1,744,000	$8,438,445
		$8,438,445
Commercial Banks — 1.6%
Chinatrust Financial Holding Co., Ltd. (1)	5,635,000	$5,751,652
		$5,751,652
Computer Peripherals — 1.0%
Asustek Computer, Inc.	1,280,000	$3,694,751
		$3,694,751
Diversified Telecommunication Services — 1.7%
Chunghwa Telecom Co., Ltd.	2,480,000	$6,166,529
		$6,166,529
Electronic Equipment & Instruments — 2.4%
Hon Hai Precision Industry Co., Ltd.	1,558,680	$8,822,419
		$8,822,419
Food & Staples Retailing — 1.4%
President Chain Store Corp.	1,324,000	$5,012,654
		$5,012,654
Hotels, Restaurants & Leisure — 1.7%
Formosa International Hotels Corp.	318,617	$6,413,877
		$6,413,877
Insurance — 1.4%
Cathay Financial Holding Co., Ltd.	1,988,789	$5,087,766
		$5,087,766
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Semiconductor Engineering, Inc.	3,544,000	$3,727,396
MediaTek, Inc.	332,871	4,163,138
Taiwan Semiconductor Manufacturing Co., Ltd. (1)	5,684,161	12,430,560
		$20,321,094
Total Taiwan (identified cost $56,941,426)		$69,709,187
Total Common Stocks (identified cost $251,439,778)		$351,716,800
Total Investments — 96.3% (identified cost $251,439,778)		$351,716,800
Other Assets, Less Liabilities — 3.7%		$13,471,320
Net Assets — 100.0%		$365,188,120

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at May 31, 2008.

The cost and unrealized appreciation (depreciation) of the investments of the Portfolio at May 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$251,439,778
Gross unrealized appreciation	108,676,123
Gross unrealized depreciation	(8,399,101)
Net unrealized appreciation	$100,277,022

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater China Growth Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	July 25, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	July 25, 2008